COMMITMENTS AND CONTINGENCY - Leases Commitment (Details) - Dec. 31, 2024	CNY (¥)	USD ($)
Leases Commitment
Total lease payments	¥ 6,851,299	$ 938,623
Office Leases Commitment
Leases Commitment
2025	590,975	80,963
2026	613,362	84,030
2027	201,349	27,585
Total lease payments	¥ 1,405,686	$ 192,578